Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0000828944
Registrant Name	WSFS Financial Corporation
Registration File Number	333-272862
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A